RISKS (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Total borrowings	$ 1,448	$ 1,613
Less: cash and cash equivalents, and financial assets at fair value through profit and loss	(730)	(692)
Net debt	718	921
Total capital attributable to owners	$ 3,122	$ 3,198
Leverage ratio	23.00%	28.80%